                                    SPORTSFUND-SM-

                                    ANNUAL REPORT
                                    MARCH 31, 1997

SPORTSFUND-SM-

Account Information and
Shareholder Servicing:

    Forum Financial Corporation-Registered Trademark-
    P.O. Box 446
    Portland, Maine  04112
    Toll free (888) 82-SPORT




Dear Shareholder,

We present to you this annual report for Sportsfund-SM-. The Fund commenced operations on August 1, 1996, and immediately began investing in equity securities of companies engaged in sports related businesses. For the first four months of its operations, the Fund performed well relative to the universe of sports companies and the general equity market.

Unfortunately, Sportsfund-SM- never achieved an economically viable asset base. Accordingly, in December of last year, the Board of Trustees of Forum Funds determined that it was not practicable to continue the Fund's operations.

As a result of the Board's decision, the equity holdings of the fund were sold and cash equivalents purchased order to meet shareholder redemptions. Redemptions were made and met in an orderly fashion and the shares of the last shareholder were redeemed on May 2, 1997. We regret that the sale of shares was not strong enough to make it possible to continue offering this investment.


Sincerely,

John Y. Keffer
Chairman
The Forum Funds

--------------------------------------------------------------------------------
SPORTSFUND-SM-
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
MARCH 31, 1997
--------------------------------------------------------------------------------


The following chart compares a change in value of a $10,000 investment in the Fund,including reinvested dividends and distributions and the performance of the Standard & Poor's 500 Composite Index("S & P 500"). The S&P 500 is a market weighted index composed 500 large capitalization companies and
reflects the reinvestment of dividends.   The Index excludes the effect of
any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

                          SPORTSFUND-SM- VS S & P 500 INDEX


                       1-Aug-96     31-Aug-96  30-Sep-96    31-Oct-96   30-Nov-96   31-Dec-96   31-Jan-97    28-Feb-97  31-Mar-97
Sportsfund               $9,600        $9,782     $10,118      $9,994      $10,022      $9,836     $9,855     $9,865     $9,894
S & P 500 Index         $10,000       $10,211     $10,785     $11,083      $11,920     $11,684    $12,413    $12,511    $11,998





INVESTMENT VALUE ON 3/31/97
-----------------------------

Sportsfund-SM-             $  9,982
S & P 500 Index            $ 11,998


                   INCEPTION              INCEPTION
                   TO DATE*               TO DATE*
TOTAL RETURN       CUMULATIVE             ANNUALIZED
-------------      -----------            -----------
Sportsfund-SM-           3.1%                    4.7%


*Inception date for Sportsfund-SM- was August 1, 1996.


                                        2      FORUM FUNDS-Registered Trademark-

SPORTSFUND-SM-
STATEMENT OF NET ASSETS
MARCH  31, 1997

                                                        Shares
                                                       --------
ASSETS:
Short-Term Holdings (72.0%)
   1784 Institutional U.S. Treasury Money Market Fund   13,769     $ 13,769
   Dreyfus Government Cash Management Fund               4,496        4,496
                                                                   --------
Total Short-Term Holdings, at cost and value                         18,265
                                                                   --------

Other Assets (309.3%)
   Cash                                                               9,533
   Organization Costs, net of amortization (Note 2)                  68,750
   Interest, dividends and other receivables                            149
                                                                -----------
Total Other Assets                                                   78,432
                                                                -----------


Total assets                                                         96,697
                                                                -----------
LIABILITIES (281.3%):
   Payable for Fund shares redeemed                                   1,031
   Accrued fees and other expenses                                   70,308
                                                                -----------
Total liabilities                                                    71,339
                                                                -----------
NET ASSETS                                                       $   25,358
                                                                -----------
                                                                -----------

COMPONENTS OF NET ASSETS:
   Paid in capital                                              $    25,358
                                                                -----------
                                                                -----------

SHARES OF BENEFICIAL INTEREST, NO PAR VALUE                           2,508
                                                                -----------
                                                                -----------

NET ASSET VALUE, AND REDEMPTION PRICE PER SHARE                 $     10.11
                                                                -----------
                                                                -----------

OFFERING PRICE PER SHARE (NAV DIVIDED BY (1-4.00%))             $     10.53
                                                                -----------
                                                                -----------


See Notes to Financial Statements.     3      FORUM FUNDS-Registered Trademark-

SPORTSFUND-SM-
STATEMENT OF OPERATIONS
FOR THE PERIOD AUGUST 1, 1996 TO MARCH 31, 1997


INVESTMENT INCOME:
       Interest income                                          $      1,065
       Dividend income                                                 1,405
                                                                ------------
Total investment income                                                2,470
                                                                ------------


EXPENSES:
    Investment Advisory  (Note 3)                                      2,329
    Administration  (Note 3)                                          26,559
    Transfer agency  (Note 3)                                         16,502
    Custody                                                            4,531
    Accounting   (Note 3)                                             23,903
    Audit                                                              9,500
    Legal                                                              7,474
    Registration                                                      14,917
    Reporting                                                          5,320
    Amortization of organization costs (Note 2)                        6,250
    Miscellaneous                                                     12,686
                                                                ------------

Total expenses                                                       129,971
    Expenses reimbursed and fees waived (Note 3)                    (126,477)
                                                                ------------

Net expenses                                                           3,494
                                                                ------------

NET INVESTMENT INCOME (LOSS)                                          (1,024)
                                                                ------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                4,984
                                                                ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                     $      3,960
                                                                ------------
                                                                ------------


See Notes to Financial Statements.     4      FORUM FUNDS-Registered Trademark-

SPORTS FUND-SM-
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD AUGUST 1, 1996 TO MARCH 31, 1997



                                                       Amount         Shares
                                                       ------         ------

NET ASSETS - AUGUST 1, 1996 (a)                     $          -
                                                    ------------

OPERATIONS:
   Net investment income (loss)                           (1,024)
   Net realized gain (loss) on investments sold            4,984
      Net increase (decrease) in net assets         ------------
      resulting from operations                            3,960
                                                    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                  (4,771)
   Net realized gain on investments                       (4,464)
                                                    ------------
      Total distributions                                 (9,235)
                                                    ------------

CAPITAL SHARE TRANSACTIONS:
   Sale of shares                496,731                  48,739
   Reinvestment of distributions                           9,109            901
   Redemption of shares                                 (475,207)       (47,132)
                                                    ------------   ------------
      Net increase (decrease)
      in capital transactions                             30,633          2,508
                                                    ------------   ------------
                                                    ------------   ------------

      Net increase (decrease)                             25,358
                                                    ------------
                                                    ------------

NET ASSETS - MARCH 31, 1997 (b)                     $     25,358
                                                    ------------
                                                    ------------


(a)  Commencement of investment operations.


See Notes to Financial Statements.     5      FORUM FUNDS-Registered Trademark-

SPORTSFUND-SM-
FINANCIAL HIGHLIGHTS


Selected per share data for a share outstanding throughout the period and ratio.



                                                                                        Period Ended
                                                                                          March 31,
                                                                                           1997(a)
                                                                                        ------------
Net Asset Value, Beginning of Period                                                        $10.00
                                                                                           -------
Investment Operations (b)
     Net Investment Income (Loss)                                                            (0.13)
     Net Realized and Unrealized Investment Gain (Loss) on Investments                        0.44
                                                                                           -------
Total from Investment Operations                                                              0.31
                                                                                           -------
Distributions from
     Net Investment Income                                                                   (0.10)
     Net Realized Gain on Investments                                                        (0.10)
                                                                                           -------
Total Distributions                                                                          (0.20)
                                                                                           -------
Net Asset Value, End of Period                                                              $10.11
                                                                                           -------
                                                                                           -------
Total Return                                                                                  3.07 % (c)

Ratio/Supplementary Data:
Net Assets at End of Period (000's omitted)                                                    $25
Ratios to Average Net Assets:
          Expenses including reimbursement/waiver                                             1.87 % (d)
          Expenses excluding reimbursement/waiver                                            69.47 % (d)
          Net investment income (loss) including reimbursement/waiver                        (0.54) % (d)
Average Commission Rate (e)                                                                $0.0678
Portfolio Turnover Rate                                                                     233.83 %


(a)  See Note 1 for date of inception.
(b)  Calculated using the weighted average shares outstanding method.
(c)  Not annualized.
(d)  Annualized.
(e) Amount represents the average commission per share paid to brokers on the purchase and sale of portfolio securities.


                                       6       FORUM FUNDS-Registered Trademark-

SPORTSFUND-SM-
NOTES TO FINANCIAL STATEMENTS
March 31, 1997

--------------------------------------------------------------------------------
NOTE 1.  ORGANIZATION

Forum Funds-Registered Trademark- (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has eleven active investment portfolios. The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Included in this report is Sportsfund-SM- (the "Fund"), a diversified portfolio of the Trust that commenced operations on August 1, 1996.

On Tuesday, December 24, 1996, the Board of Trustees (the "Board") of Forum Funds received letters of resignation from Forum Advisors, Inc.-Registered Trademark- ("Forum Advisors"), the subadviser to Sportsfund-SM- (the "Fund"), Forum Administrative Services, LLC-Registered Trademark- ("FAS"), the manager of the Fund, Forum Financial Services, Inc.-Registered Trademark- ("Forum"), the distributor of the Fund, and Forum Financial Corp.-Registered Trademark- ("FFC"), the Fund's transfer agent. These resignations are effective as of March 24, 1997, in the case of Forum Advisers, and as of February 22, 1997, in the case of Forum, FAS, and FFC.

The Board has suspended sales of the Fund's shares, effective December 26, 1996, and is taking steps to terminate the Fund.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

SECURITY VALUATION - Securities held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of
Directors.   Securities with a maturity of 60 days or less are valued at amortized cost.

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned. Dividends on securities held by the Fund are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations.

ORGANIZATION COSTS - The costs incurred by the Fund in connection with its organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Fund's operations. Certain of these costs were paid by Forum Financial Services, Inc. and have been reimbursed by the Fund.

FEDERAL TAXES - The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income tax provision is required.


                                          7    FORUM FUNDS-Registered Trademark-

SPORTSFUND-SM-
NOTES TO FINANCIAL STATEMENTS (continued)
March  31, 1997

--------------------------------------------------------------------------------
EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REALIZED GAIN AND LOSS - Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

NOTE 3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS - The investment adviser for Fund is Westwood Ventures, Ltd. ("Westwood"). Westwood receives an advisor fee from Sportsfund-SM- at an annual rate of 1.25%, of the average daily net assets of the Fund. Forum Advisors serves as sub-adviser to the Fund. Forum received a fee from Westwood for its sub-advisory services; however, that compensation did not increase the amount paid by the Fund.

MANAGEMENT AND OTHER SERVICES - Forum Financial Corp.-Registered Trademark- ("FFC") served as the Fund's transfer agent and dividend disbursing agent, and fund accountant. For its services in these capacities, FFC received $24,000 plus certain shareholder account fees and $36,000 plus certain adjustments based on the type and volume of portfolio transactions, respectively.

The manager of the Fund was Forum Administrative Services, LLC (the "Manager"). For it's services, the Manager received a fee equal to the greater of an annual rate of 0.15% of the first $50 million of the Fund's average daily net assets, 0.10% of the next $50 million, and 0.05% of the remaining average daily net assets of the Fund, or $40,000 per year. In addition, the Manager charged certain legal expenses to the Fund aggregating $226.

The Manager also received sales commissions during the year ended March 31, 1997 amounting to $1,138 after deducting $3,257 allowed to authorized dealers and agents. The Manager, Forum Advisors and FFC are affiliated companies.

The Advisor and Manager have voluntarily waived a portion of their fees and assumed certain expenses of the Fund so that total expenses of the Fund would not exceed a certain limitation. For the year ended March 31, 1997, fees waived and expenses reimbursed were $68,811, and $57,666 respectively.

NOTE 4.  SECURITY TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, totaled $474,602 and $479,574 respectively, for the year ended March 31, 1997.

For Federal income tax purposes, the tax basis of investment securities owned at March 31, 1997 was $18,265. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $0.

NOTE 5. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

Sportsfund-SM- dividends declared consisted of 56.87% qualifying dividends, and 43.13% ordinary dividends.

                                          8    FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
SPORTSFUND-SM-
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders,
   Forum Funds:

We have audited the accompanying statement of net assets of Sportsfund-SM- (a portfolio of Forum Funds) as of March 31, 1997, the related statements of operations and changes in net assets and the financial highlighs for the eight months then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of March 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Sportsfund-SM-as of March 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the eight months then ended in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Boston, MA
May 9, 1997


                                          9